Guarantor Non-Guarantor Subsidiary Financial Information Level 4 (Details) - Consolidating Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents (including restricted cash)	$ 419	$ 419
Short-term investments	5	7
Accounts receivable, net	527	592
Finished and in-process goods	262	254
Raw materials and supplies	105	103
Other current assets	81	72
Total current assets	1,399	1,447
Investment in unconsolidated entities	42	26
Other assets, net	109	139
Property, Plant and Equipment, Net	1,167	1,209
Goodwill	169	167	169
Other intangible assets, net	91	104
Total assets	3,325	3,096
Current liabilities
Accounts and drafts payable	418	381
Debt payable within one year	76	117
Affiliated debt payable within one year	0	2
Interest payable	63	61
Income taxes payable	4	15
Accrued payroll and incentive compensation	40	57
Other current liabilities	129	132
Total current liabilities	730	765
Long-term debt	3,419	3,420
Long-term pension and post employment benefit obligations	309	223
Long-term deferred income taxes	18	72
Other long-term liabilities	166	156
Advance from affiliates	0	225
Total liabilities	4,642	4,861
Total Momentive Specialty Chemicals Inc. shareholder’s (deficit) equity	(1,317)	(1,766)
Noncontrolling interest	0	1
Total deficit	(1,317)	(1,765)	(2,019)	(2,049)
Total liabilities and deficit	3,325	3,096
Momentive Specialty Chemicals Inc. [Member]
Current assets
Cash and cash equivalents (including restricted cash)	276	212
Short-term investments	0	0
Accounts receivable, net	177	206
Intercompany accounts receivable	126	102
Intercompany loans receivable - current portion	162	203
Finished and in-process goods	109	116
Raw materials and supplies	35	33
Other current assets	38	27
Total current assets	923	899
Investment in unconsolidated entities	252	288
Deferred income taxes	337	0
Other assets, net	0	11
Intercompany loans receivable	773	649
Property, Plant and Equipment, Net	493	504
Goodwill	93	93
Other intangible assets, net	53	59
Total assets	2,924	2,503
Current liabilities
Accounts and drafts payable	136	125
Intercompany accounts payable	96	78
Debt payable within one year	13	17
Intercompany loans payable within one year	197	238
Affiliated debt payable within one year		2
Interest payable	12	14
Income taxes payable	3	1
Accrued payroll and incentive compensation	14	26
Other current liabilities	64	69
Total current liabilities	535	570
Long-term debt	860	1,134
Intercompany loans payable	2,303	1,903
Accumulated losses of unconsolidated subsidiaries in excess of investment	325	192
Long-term pension and post employment benefit obligations	98	99
Long-term deferred income taxes	0	30
Other long-term liabilities	120	116
Advance from affiliates		225
Total liabilities	4,241	4,269
Total Momentive Specialty Chemicals Inc. shareholder’s (deficit) equity	(1,317)	(1,766)
Noncontrolling interest	0	0
Total deficit	(1,317)	(1,766)
Total liabilities and deficit	2,924	2,503
Subsidiary Issuers [Member]
Current assets
Cash and cash equivalents (including restricted cash)	0	0
Short-term investments	0	0
Accounts receivable, net	0	0
Intercompany accounts receivable	52	46
Intercompany loans receivable - current portion	0	0
Finished and in-process goods	0	0
Raw materials and supplies	0	0
Other current assets	0	0
Total current assets	52	46
Investment in unconsolidated entities	0	0
Deferred income taxes	0	0
Other assets, net	42	36
Intercompany loans receivable	2,273	1,907
Property, Plant and Equipment, Net	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Total assets	2,367	1,989
Current liabilities
Accounts and drafts payable	0	0
Intercompany accounts payable	4	4
Debt payable within one year	0	0
Intercompany loans payable within one year	0	0
Affiliated debt payable within one year		0
Interest payable	51	44
Income taxes payable	0	0
Accrued payroll and incentive compensation	0	0
Other current liabilities	0	0
Total current liabilities	55	48
Long-term debt	2,138	1,688
Intercompany loans payable	4	4
Accumulated losses of unconsolidated subsidiaries in excess of investment	0	0
Long-term pension and post employment benefit obligations	0	0
Long-term deferred income taxes	1	2
Other long-term liabilities	6	6
Advance from affiliates		0
Total liabilities	2,204	1,748
Total Momentive Specialty Chemicals Inc. shareholder’s (deficit) equity	163	241
Noncontrolling interest	0	0
Total deficit	163	241
Total liabilities and deficit	2,367	1,989
Combined Subsidiary Guarantors [Member]
Current assets
Cash and cash equivalents (including restricted cash)	0	0
Short-term investments	0	0
Accounts receivable, net	0	0
Intercompany accounts receivable	0	0
Intercompany loans receivable - current portion	0	0
Finished and in-process goods	0	0
Raw materials and supplies	0	0
Other current assets	0	0
Total current assets	0	0
Investment in unconsolidated entities	42	20
Deferred income taxes	0	0
Other assets, net	28	20
Intercompany loans receivable	27	22
Property, Plant and Equipment, Net	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Total assets	97	62
Current liabilities
Accounts and drafts payable	0	0
Intercompany accounts payable	1	1
Debt payable within one year	0	0
Intercompany loans payable within one year	0	0
Affiliated debt payable within one year		0
Interest payable	0	0
Income taxes payable	0	0
Accrued payroll and incentive compensation	0	0
Other current liabilities	0	0
Total current liabilities	1	1
Long-term debt	0	0
Intercompany loans payable	7	6
Accumulated losses of unconsolidated subsidiaries in excess of investment	107	0
Long-term pension and post employment benefit obligations	0	0
Long-term deferred income taxes	0	0
Other long-term liabilities	0	0
Advance from affiliates		0
Total liabilities	115	7
Total Momentive Specialty Chemicals Inc. shareholder’s (deficit) equity	(18)	55
Noncontrolling interest	0	0
Total deficit	(18)	55
Total liabilities and deficit	97	62
Combined Non-Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents (including restricted cash)	143	207
Short-term investments	5	7
Accounts receivable, net	350	386
Intercompany accounts receivable	318	257
Intercompany loans receivable - current portion	624	713
Finished and in-process goods	153	138
Raw materials and supplies	70	70
Other current assets	43	45
Total current assets	1,706	1,823
Investment in unconsolidated entities	18	13
Deferred income taxes	11	4
Other assets, net	39	72
Intercompany loans receivable	3,835	4,592
Property, Plant and Equipment, Net	674	705
Goodwill	76	74
Other intangible assets, net	38	45
Total assets	6,397	7,328
Current liabilities
Accounts and drafts payable	282	256
Intercompany accounts payable	395	322
Debt payable within one year	63	100
Intercompany loans payable within one year	589	678
Affiliated debt payable within one year		0
Interest payable	0	3
Income taxes payable	1	14
Accrued payroll and incentive compensation	26	31
Other current liabilities	65	63
Total current liabilities	1,421	1,467
Long-term debt	421	598
Intercompany loans payable	4,594	5,257
Accumulated losses of unconsolidated subsidiaries in excess of investment	0	0
Long-term pension and post employment benefit obligations	211	124
Long-term deferred income taxes	17	40
Other long-term liabilities	40	34
Advance from affiliates		0
Total liabilities	6,704	7,520
Total Momentive Specialty Chemicals Inc. shareholder’s (deficit) equity	(307)	(193)
Noncontrolling interest	0	1
Total deficit	(307)	(192)
Total liabilities and deficit	6,397	7,328
Eliminations [Member]
Current assets
Cash and cash equivalents (including restricted cash)	0	0
Short-term investments	0	0
Accounts receivable, net	0	0
Intercompany accounts receivable	(496)	(405)
Intercompany loans receivable - current portion	(786)	(916)
Finished and in-process goods	0	0
Raw materials and supplies	0	0
Other current assets	0	0
Total current assets	(1,282)	(1,321)
Investment in unconsolidated entities	(270)	(295)
Deferred income taxes	0	0
Other assets, net	0	0
Intercompany loans receivable	(6,908)	(7,170)
Property, Plant and Equipment, Net	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Total assets	(8,460)	(8,786)
Current liabilities
Accounts and drafts payable	0	0
Intercompany accounts payable	(496)	(405)
Debt payable within one year	0	0
Intercompany loans payable within one year	(786)	(916)
Affiliated debt payable within one year		0
Interest payable	0	0
Income taxes payable	0	0
Accrued payroll and incentive compensation	0	0
Other current liabilities	0	0
Total current liabilities	(1,282)	(1,321)
Long-term debt	0	0
Intercompany loans payable	(6,908)	(7,170)
Accumulated losses of unconsolidated subsidiaries in excess of investment	(432)	(192)
Long-term pension and post employment benefit obligations	0	0
Long-term deferred income taxes	0	0
Other long-term liabilities	0	0
Advance from affiliates		0
Total liabilities	(8,622)	(8,683)
Total Momentive Specialty Chemicals Inc. shareholder’s (deficit) equity	162	(103)
Noncontrolling interest	0	0
Total deficit	162	(103)
Total liabilities and deficit	(8,460)	(8,786)
Consolidated [Member]
Current assets
Cash and cash equivalents (including restricted cash)	419	419
Short-term investments	5	7
Accounts receivable, net	527	592
Intercompany accounts receivable	0	0
Intercompany loans receivable - current portion	0	0
Finished and in-process goods	262	254
Raw materials and supplies	105	103
Other current assets	81	72
Total current assets	1,399	1,447
Investment in unconsolidated entities	42	26
Deferred income taxes	348	4
Other assets, net	109	139
Intercompany loans receivable	0	0
Property, Plant and Equipment, Net	1,167	1,209
Goodwill	169	167
Other intangible assets, net	91	104
Total assets	3,325	3,096
Current liabilities
Accounts and drafts payable	418	381
Intercompany accounts payable	0	0
Debt payable within one year	76	117
Intercompany loans payable within one year	0	0
Affiliated debt payable within one year		2
Interest payable	63	61
Income taxes payable	4	15
Accrued payroll and incentive compensation	40	57
Other current liabilities	129	132
Total current liabilities	730	765
Long-term debt	3,419	3,420
Intercompany loans payable	0	0
Accumulated losses of unconsolidated subsidiaries in excess of investment	0	0
Long-term pension and post employment benefit obligations	309	223
Long-term deferred income taxes	18	72
Other long-term liabilities	166	156
Advance from affiliates		225
Total liabilities	4,642	4,861
Total Momentive Specialty Chemicals Inc. shareholder’s (deficit) equity	(1,317)	(1,766)
Noncontrolling interest	0	1
Total deficit	(1,317)	(1,765)
Total liabilities and deficit	$ 3,325	$ 3,096